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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment /X/ Amendment Number:  1
 This Amendment (Check only one.):        /X/  is a restatement.
                                          / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Woodland Partners LLC
Address:  60 South Sixth Street, Suite 3750
          Minneapolis, Minnesota 55402


Form 13F File Number:  28- 5982

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard W. Jensen
Title:  Managing Partner
Phone:  (612) 359-4180

Signature, Place, and Date of Signing:

/s/ Richard W. Jensen          Minneapolis, Minnesota         August 15, 2002
--------------------------    ---------------------------    -------------------
[Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $ 283,237
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2
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
ITEM 1                            ITEM 2        ITEM 3        ITEM 4        ITEM 5      ---------------ITEM 6----------------
                                                               FAIR
                                                              MARKET
                                 TITLE OF                      VALUE                            INVESTMENT DISCRETION
NAME OF ISSUER                    CLASS          CUSIP       (x 1000)       SHARES       (a) SOLE     (b) SHARED    (c) OTHER
--------------                   --------      ---------    ----------    ----------    ----------    ----------    ---------
Accredo Health                    common       00437V104    $       28           609           609         -            -
Albany International              common       012348108    $    3,535       131,400       131,400         -            -
Alberto Culver                    common       013068200    $    6,817       150,900       150,900         -            -
Allete                            common       018522102    $    8,948       330,200       330,200         -            -
Alliant Techsystems               common       018804104    $    3,153        49,425        49,425         -            -
Apria Healthcare                  common       037933108    $    4,350       194,200       194,200         -            -
Axcelis Technologies              common       054540109    $    5,325       471,300       471,300         -            -
BMC Industries                    common       055607105    $      961     1,001,600     1,001,600         -            -
Bowne & Co. Inc.                  common       103043105    $    4,875       330,800       330,800         -            -
BRUNSWICK CORP                    common       117043109    $    8,534       304,800       304,800         -            -
Ceridian Corp.                    common       156779100    $    6,109       321,900       321,900         -            -
Charming Shoppes                  common       161133103    $    5,436       629,200       629,200         -            -
Church & Dwight, Inc.             common       171340102    $    4,542       145,000       145,000         -            -
Crown Cork & Seal                 common       228255105    $    4,676       682,700       682,700         -            -
Cytec Industries Inc.             common       232820100    $    5,885       187,200       187,200         -            -
Dillards Inc.                     common       254067101    $    4,498       171,100       171,100         -            -
Dollar Thrifty Automotive         common       256743105    $   10,644       411,000       411,000         -            -
GATX Corp.                        common       361448103    $    7,615       253,000       253,000         -            -
Gaylord Entertainment             common       367905106    $    7,497       340,000       340,000         -            -
Graco Inc.                        common       384109104    $    3,950       157,125       157,125         -            -
H.B. Fuller Company               common       359694106    $    8,643       295,100       295,100         -            -
HASBRO INC                        common       418056107    $    4,816       355,200       355,200         -            -
Hollinger Int'l Inc.              common       435569108    $    8,878       739,900       739,900         -            -
Hon Industries                    common       438092108    $    3,731       137,100       137,100         -            -
Hughes Supply Inc.                common       444482103    $    4,314        96,100        96,100         -            -
Insurance Auto Auctions           common       457875102    $    4,980       255,400       255,400         -            -
Intergraph Corp.                  common       458683109    $    3,025       173,500       173,500         -            -
Ivex Packaging                    common       465855104    $    3,347       147,000       147,000         -            -
Key Energy Systems                common       492914106    $    5,345       509,100       509,100         -            -
Mail Well Inc.                    common       560321200    $    1,994       383,600       383,600         -            -
Material Sciences                 common       576674105    $    9,164       653,650       653,650         -            -
MOORE LTD                         common       615785102    $    6,714       584,900       584,900         -            -
National Service Industry         common       637657206    $    2,125       236,200       236,200         -            -
Northwest Airlines                common       667280101    $    3,591       297,800       297,800         -            -
Office Depot                      common       676220106    $    5,792       344,800       344,800         -            -
Pathmark Stores                   common       70322A101    $    5,396       286,900       286,900         -            -
Paxar Corporation                 common       704227107    $    4,527       270,300       270,300         -            -
Pentair                           common       709631105    $    7,553       157,100       157,100         -            -
Phoenix Companies                 common       71902E109    $    5,512       300,400       300,400         -            -
Pittston Brinks Group             common       725701106    $    8,752       364,700       364,700         -            -
Servicemaster Company             common       81760N109    $    7,871       573,700       573,700         -            -
Sports Authority Inc.             common       849176102    $    3,834       337,500       337,500         -            -
TCF Financial                     common       872275102    $    8,160       166,200       166,200         -            -
Tennant Co.                       common       880345103    $    5,967       150,700       150,700         -            -
Texas Industries                  common       882411103    $    4,874       154,800       154,800         -            -
TORO CO.                          common       891092108    $    3,876        68,200        68,200         -            -
Triarc Companies Inc.             common       895927101    $    8,556       310,000       310,000         -            -
United Stationers                 common       913004107    $    4,526       148,900       148,900         -            -
Viad Corp.                        common       92552R109    $    6,736       259,100       259,100         -            -
Wild Oats Markets                 common       96808B107    $    8,349       518,600       518,600         -            -
Wintrust Financial Corp.          common       97650W108    $    4,886       141,350       141,350         -            -

     TOTAL                                                  $  283,237    15,681,259    15,681,259
                                                            ==========    ==========    ==========


ITEM 1                             ITEM 7      ------------------ITEM 8------------------

                                                            VOTING AUTHORITY
NAME OF ISSUER                    MANAGERS       (a) SOLE        (b) SHARED     (c) OTHER
--------------                    --------     -------------     ----------     ---------
Accredo Health                       -                 609           -              -
Albany International                 -             131,400           -              -
Alberto Culver                       -             150,900           -              -
Allete                               -             330,200           -              -
Alliant Techsystems                  -              49,425           -              -
Apria Healthcare                     -             194,200           -              -
Axcelis Technologies                 -             471,300           -              -
BMC Industries                       -           1,001,600           -              -
Bowne & Co. Inc.                     -             330,800           -              -
BRUNSWICK CORP                       -             304,800           -              -
Ceridian Corp.                       -             321,900           -              -
Charming Shoppes                     -             629,200           -              -
Church & Dwight, Inc.                -             145,000           -              -
Crown Cork & Seal                    -             682,700           -              -
Cytec Industries Inc.                -             187,200           -              -
Dillards Inc.                        -             171,100           -              -
Dollar Thrifty Automotive            -             411,000           -              -
GATX Corp.                           -             253,000           -              -
Gaylord Entertainment                -             340,000           -              -
Graco Inc.                           -             157,125           -              -
H.B. Fuller Company                  -             295,100           -              -
HASBRO INC                           -             355,200           -              -
Hollinger Int'l Inc.                 -             739,900           -              -
Hon Industries                       -             137,100           -              -
Hughes Supply Inc.                   -              96,100           -              -
Insurance Auto Auctions              -             255,400           -              -
Intergraph Corp.                     -             173,500           -              -
Ivex Packaging                       -             147,000           -              -
Key Energy Systems                   -             509,100           -              -
Mail Well Inc.                       -             383,600           -              -
Material Sciences                    -             653,650           -              -
MOORE LTD                            -             584,900           -              -
National Service Industry            -             236,200           -              -
Northwest Airlines                   -             297,800           -              -
Office Depot                         -             344,800           -              -
Pathmark Stores                      -             286,900           -              -
Paxar Corporation                    -             270,300           -              -
Pentair                              -             157,100           -              -
Phoenix Companies                    -             300,400           -              -
Pittston Brinks Group                -             364,700           -              -
Servicemaster Company                -             573,700           -              -
Sports Authority Inc.                -             337,500           -              -
TCF Financial                        -             166,200           -              -
Tennant Co.                          -             150,700           -              -
Texas Industries                     -             154,800           -              -
TORO CO.                             -              68,200           -              -
Triarc Companies Inc.                -             310,000           -              -
United Stationers                    -             148,900           -              -
Viad Corp.                           -             259,100           -              -
Wild Oats Markets                    -             518,600           -              -
Wintrust Financial Corp.             -             141,350           -              -

     TOTAL                                      15,681,259
                                                ==========

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
TICKER       NAME                                  CUSIP
ABM          ABM Industries                        000957100
ACDO         Accredo Health                        00437V104
ACLS         Axcelis Technologies                  054540109
ACV'A        Alberto Culver                        013068200
AHG          Apria Healthcare                      037933108
AIN          Albany International                  012348108
ALE          Allete                                018522102
ATK          Alliant Techsystems                   018804104
BC           BRUNSWICK CORP                        117043109
BMM          BMC Industries                        055607105
BNE          Bowne & Co. Inc.                      103043105
CCK          Crown Cork & Seal                     228255105
CEN          Ceridian Corp.                        156779100
CHD          Church & Dwight, Inc.                 171340102
CHRS         Charming Shoppes                      161133103
COV          Covanta Engergy Corp.                 22281N103
CSTR         Coinstar Inc.                         19259P300
CYT          Cytec Industries Inc.                 232820100
DCI          Donaldson                             257651109
DDS          Dillards Inc.                         254067101
DL           DIAL CORP ARIZ                        25247D101
DLP          Delta and Pine Land Co.               247357106
DTG          Dollar Thrifty Automotive             256743105
EE           El Paso Electric                      283677854
FCN          FTI Consulting                        302941109
FOE          Ferro Corp.                           315405100
FULL         H.B. Fuller Company                   359694106
GET          Gaylord Entertainment                 367905106
GGG          Graco Inc.                            384109104
GMT          GATX Corp.                            361448103
HAS          HASBRO INC                            418056107
HLR          Hollinger Int'l Inc.                  435569108
HNI          Hon Industries                        438092108
HUG          Hughes Supply Inc.                    444482103
IAAI         Insurance Auto Auctions               457875102
IBC          Interstate Bakeries                   46072H108
IMC          Intl Multifoods                       460043102
INGR         Intergraph Corp.                      458683109
IXX          Ivex Packaging                        465855104
JOYG         Joy Global Inc.                       481165108
JWL          Whitehall Jewelers Inc.               965063100
KEG          Key Energy Systems                    492914106
LNET         Lodgenet                              540211109
MCL          MOORE LTD                             615785102
MLHR         Miller Herman Inc.                    600544100
MSC          Material Sciences                     576674105
MWL          Mail Well Inc.                        560321200
NSI          National Service Industry             637657206
NWAC         Northwest Airlines                    667280101
OATS         Wild Oats Markets                     96808B107
ODP          Office Depot                          676220106

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
PII          Polaris                               731068102
PNR          Pentair                               709631105
PNX          Phoenix Companies                     71902E109
PTMK         Pathmark Stores                       70322A101
PXR          Paxar Corporation                     704227107
PZB          Pittston Brinks Group                 725701106
PZL          Pennzoil Quaker State Co.             709323109
RGIS         Regis                                 758932107
SUR          CNA Surety Corp.                      12612L108
SVM          Servicemaster Company                 81760N109
TCB          TCF Financial                         872275102
TNC          Tennant Co.                           880345103
TRY          Triarc Companies Inc.                 895927101
TSA          Sports Authority Inc.                 849176102
TTC          TORO CO.                              891092108
TWMC         Trans World Entertainment             89336Q100
TXI          Texas Industries                      882411103
USTR         United Stationers                     913004107
VCD          Value City                            920387107
VVI          Viad Corp.                            92552R109
WTFC         Wintrust Financial Corp.              97650W108